Securities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Marketable Securities [Line Items]
Debt Securities, Available-for-sale, Restricted	$ 64,400	$ 55,800
Fair Value of Investment in debt securities	$ 14,200	$ 1,000
Percentage of fair value of investment in debt	10.00%	1.00%
Sale of available-for-sale securities	$ 12,684	$ 31,675
U.S government agencies
Schedule Of Marketable Securities [Line Items]
Sale of available-for-sale securities		8,000
Gain on sale of securities		69,000
State and municipal obligations
Schedule Of Marketable Securities [Line Items]
Sale of available-for-sale securities	11,400	23,700
Gain on sale of securities	$ 1,250,000	$ 2,525,000